Commitments and Contingencies (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Operating Lease, Rent Expense	$ 27,972	$ 48,094 [1]
Operating Leases, Rent Expense, Net		$ 196,123

[1]	CDN